Annual Total Returns - Fidelity Corporate Bond Fund [BarChart] - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-11 - Fidelity Corporate Bond Fund - Fidelity Advisor Corporate Bond Fund: Class A	Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	10.62%
Annual Return 2012	9.67%
Annual Return 2013	(2.00%)
Annual Return 2014	7.69%
Annual Return 2015	(1.76%)
Annual Return 2016	6.13%
Annual Return 2017	6.46%
Annual Return 2018	(2.91%)
Annual Return 2019	14.09%
Annual Return 2020	10.45%